Pacer Funds Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

March 2, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:    Pacer Funds Trust (the “Trust”)
    File Nos.: 333-201530 and 811-23024

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series listed in Appendix A, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 149 to the Trust’s Registration Statement on Form N‑1A, which was electronically filed with the Commission on February 27, 2026.

If you have any questions or require further information, please contact me at alyssa.bernard@usbank.com or (414) 516-1681.

Very truly yours,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust

Appendix A

Pacer American Energy Infrastructure ETF
Pacer BlueStar Digital Entertainment ETF
Pacer BlueStar Engineering the Future ETF
Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
Pacer Developed Markets Cash Cows Growth Leaders ETF
Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Pacer PE/VC ETF
Pacer S&P 500 Quality FCF Aristocrats ETF
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF
Pacer Solactive Whitney Future of Warfare ETF
Pacer US Cash Cows Bond ETF
Pacer Swan SOS Conservative (January) ETF
Pacer Swan SOS Conservative (April) ETF
Pacer Swan SOS Conservative (July) ETF
Pacer Swan SOS Conservative (October) ETF
Pacer Swan SOS Moderate (January) ETF
Pacer Swan SOS Moderate (April) ETF
Pacer Swan SOS Moderate (July) ETF
Pacer Swan SOS Moderate (October) ETF
Pacer Swan SOS Flex (January) ETF
Pacer Swan SOS Flex (April) ETF
Pacer Swan SOS Flex (July) ETF
Pacer Swan SOS Flex (October) ETF
Pacer Swan SOS Fund of Funds ETF